Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 24, 2017
JNL/JPMORGAN US GOVT & QUALITY BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL/JPMorgan U.S. Government & Quality Bond Fund Class A and Class B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to obtain a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period
1/1/2016 – 12/31/2016	18%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense s disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund under normal circumstances invests at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, and repurchase agreements related to the principal investments. J.P. Morgan Investment Management Inc. (“Sub-Adviser”) actively manages the portfolio’s interest rate exposure, yield curve positioning, sector allocation and security selection. Mortgage-backed securities selections are determined by reference to mathematical models that reflect certain payment assumptions and estimates of future economic factors. The Fund may also invest in high-quality corporate debt securities. All securities in the Fund are investment grade at the time of purchase.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.
  Fixed-income risk – The price of fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Rising interest rates generally will cause the price of bonds and other fixed-income debt securities to fall.  Falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Bonds and other fixed-income debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a fixed-income security will fail to make timely payments of principal or interest and the security will go into default.
  Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Mortgage-related and other asset-backed securities risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit increased volatility.  When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns.
  U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to receive support from the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

		The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2011): 5.69%; Worst Quarter (ended 12/31/2016): -3.26%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 9/30/2011): 5.82%; Worst Quarter (ended 12/31/2016): -3.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2016
JNL/JPMORGAN US GOVT & QUALITY BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	$ 859
2007	rr_AnnualReturn2007	6.38%
2008	rr_AnnualReturn2008	6.53%
2009	rr_AnnualReturn2009	3.69%
2010	rr_AnnualReturn2010	7.34%
2011	rr_AnnualReturn2011	9.83%
2012	rr_AnnualReturn2012	3.64%
2013	rr_AnnualReturn2013	(3.51%)
2014	rr_AnnualReturn2014	5.40%
2015	rr_AnnualReturn2015	0.46%
2016	rr_AnnualReturn2016	1.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.26%)
1 year	rr_AverageAnnualReturnYear01	1.45%
5 year	rr_AverageAnnualReturnYear05	1.44%
10 year	rr_AverageAnnualReturnYear10	4.06%
JNL/JPMORGAN US GOVT & QUALITY BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 year	rr_ExpenseExampleYear01	$ 50
3 years	rr_ExpenseExampleYear03	157
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	$ 616
2007	rr_AnnualReturn2007	6.64%
2008	rr_AnnualReturn2008	6.73%
2009	rr_AnnualReturn2009	3.92%
2010	rr_AnnualReturn2010	7.53%
2011	rr_AnnualReturn2011	10.10%
2012	rr_AnnualReturn2012	3.83%
2013	rr_AnnualReturn2013	(3.33%)
2014	rr_AnnualReturn2014	5.61%
2015	rr_AnnualReturn2015	0.67%
2016	rr_AnnualReturn2016	1.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.22%)
1 year	rr_AverageAnnualReturnYear01	1.62%
5 year	rr_AverageAnnualReturnYear05	1.63%
10 year	rr_AverageAnnualReturnYear10	4.26%
JNL/JPMORGAN US GOVT & QUALITY BOND FUND | Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.05%
5 year	rr_AverageAnnualReturnYear05	1.22%
10 year	rr_AverageAnnualReturnYear10	3.86%
JNL/JPMORGAN US GOVT & QUALITY BOND FUND | Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.05%
5 year	rr_AverageAnnualReturnYear05	1.22%
10 year	rr_AverageAnnualReturnYear10	3.86%

[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense s disclosed above.